Other comprehensive income (Details) - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Beginning Balance		$ 1,963	$ (2,801)	$ (10,681)
change in fair value of debt instruments net of hedging		(4,629)	604	11,431
Change in fair value on equity instrument at FVOCI, net of hedging		(1,224)	187	0
Reclassification of gains (losses) on financial instruments included in profit or loss		194	249	(356)
Exchange difference in conversion of foreign operating currency		(1,281)	1,490
Other comprehensive income (loss) for the year		(1,543)	4,764	7,880
Ending Balance		420	1,963	(2,801)
Financial instruments at FVOCI
Beginning Balance		(385)	(853)	(8,931)
change in fair value of debt instruments net of hedging		(254)	612	7,048
Change in fair value on equity instrument at FVOCI, net of hedging		(2,074)	(228)
Reclassification of gains (losses) on financial instruments included in profit or loss	[1]	(87)	84	1,030
Exchange difference in conversion of foreign operating currency		0	0
Other comprehensive income (loss) for the year		(2,415)	468	8,078
Ending Balance		(2,800)	(385)	(853)
Derivative financial instruments
Beginning Balance		858	(1,948)	(1,750)
change in fair value of debt instruments net of hedging		(4,375)	(8)	4,383
Change in fair value on equity instrument at FVOCI, net of hedging		850	415
Reclassification of gains (losses) on financial instruments included in profit or loss	[1]	5,678	2,399	(4,581)
Exchange difference in conversion of foreign operating currency		0	0
Other comprehensive income (loss) for the year		2,153	2,806	(198)
Ending Balance		3,011	858	(1,948)
Foreign currency translation adjustment
Beginning Balance		1,490	0	0
change in fair value of debt instruments net of hedging		0	0
Change in fair value on equity instrument at FVOCI, net of hedging		0	0
Reclassification of gains (losses) on financial instruments included in profit or loss	[1]	0	0	0
Exchange difference in conversion of foreign operating currency		(1,281)	1,490
Other comprehensive income (loss) for the year		(1,281)	1,490	0
Ending Balance		$ 209	$ 1,490	$ 0

[1]	Reclassification adjustments include amounts recognized in profit or loss of the year that had been part of other comprehensive income in this and previous years.